Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Geographic segments
Revenue	$ 57,182	$ 47,080	$ 25,696
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 12,997	$ 13,131	$ 12,756
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 48,442	$ 40,222	$ 20,198
Revenues (as a percent)	84.70%	85.40%	78.60%
Non-current assets	$ 11,573	$ 11,782	$ 11,606
Non-current assets (as a percent)	89.00%	89.70%	91.00%
New Zealand
Geographic segments
Revenue	$ 6,809	$ 5,053	$ 5,010
Revenues (as a percent)	11.90%	10.70%	19.50%
Non-current assets	$ 1,319	$ 1,282	$ 1,088
Non-current assets (as a percent)	10.10%	9.80%	8.50%
Other overseas
Geographic segments
Revenue	$ 1,931	$ 1,805	$ 488
Revenues (as a percent)	3.40%	3.90%	1.90%
Non-current assets	$ 105	$ 67	$ 62
Non-current assets (as a percent)	0.90%	0.50%	0.50%